Derivative financial instruments - Hedge discontinuance and ineffectiveness (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		€ (353.5)
Total		(111.3)	€ 274.6	€ (359.7)
Aircraft purchases contract | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Changes in fair value recognized in OCI		170.8
Hedge ineffectiveness recognized in profit or loss		40.0
Fuel and oil operating expenses | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Changes in fair value recognized in OCI		(131.0)
Hedge ineffectiveness recognized in profit or loss		69.2
Reclassified from hedging reserve to profit or loss		(7.0)
Fuel and oil operating expenses | Commodity risk
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness		447.0
Changes in fair value recognized in OCI		(271.9)
Hedge ineffectiveness recognized in profit or loss		(516.4)
Reclassified from hedging reserve to profit or loss		(254.8)
Foreign currency forward contracts
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss		0.0	0.0	0.0
Variable-rate instruments | Interest rate risk
Disclosure of detailed information about hedges [line items]
Changes in fair value recognized in OCI		3.8
Reclassified from hedging reserve to profit or loss		0.2
Cash Flow Hedges
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		(558.8)	338.4	(391.3)
Change in value used for calculating hedge ineffectiveness		407.0
Cash flow hedge reserve		(211.3)
Balance remaining in the cash flow hedge reserve from hedging relationship for which hedge accounting is no longer applied		47.8
Total		(163.5)
Changes in fair value recognized in OCI		(228.3)	(445.0)	832.9
Hedge ineffectiveness recognized in profit or loss		(407.2)
Reclassified from hedging reserve to profit or loss		(261.6)	(284.8)	(136.6)
Deferred taxes included in hedge reserves		52.0	42.0	49.0
Cash Flow Hedges | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	€ 40.0
Cash Flow Hedges | Commodity risk
Disclosure of detailed information about hedges [line items]
Cash flow hedge reserve			316.9	(408.6)
Total			316.9	(408.6)
Hedge ineffectiveness recognized in profit or loss	€ 447.0
Cash Flow Hedges | Aircraft purchases contract | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		495.3	284.7	(413.0)
Change in value used for calculating hedge ineffectiveness		(170.8)	697.7	(563.7)
Cash flow hedge reserve		406.3	284.6	(413.0)
Balance remaining in the cash flow hedge reserve from hedging relationship for which hedge accounting is no longer applied		47.8
Total		454.1	284.6	(413.0)
Changes in fair value recognized in OCI			(697.7)	563.7
Cash Flow Hedges | Fuel and oil operating expenses | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		166.2	235.0	(181.4)
Change in value used for calculating hedge ineffectiveness		131.0	425.2	(269.0)
Cash flow hedge reserve		97.0	235.0	(181.4)
Total		97.0	235.0	(181.4)
Changes in fair value recognized in OCI			(425.2)	269.0
Reclassified from hedging reserve to profit or loss			8.8	0.6
Cash Flow Hedges | Fuel and oil operating expenses | Commodity risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		(1,228.3)	(185.3)	209.8
Change in value used for calculating hedge ineffectiveness		271.9	(688.0)	17.0
Cash flow hedge reserve		(711.8)	(185.3)	209.8
Total		(711.8)	(185.3)	209.8
Changes in fair value recognized in OCI				(17.0)
Reclassified from hedging reserve to profit or loss				(134.6)
Cash Flow Hedges | Foreign currency forward contracts | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Change in value used for calculating hedge ineffectiveness		40.0
Cash Flow Hedges | Variable-rate instruments | Interest rate risk
Disclosure of detailed information about hedges [line items]
Net derivative position at year end		8.0	4.0	(6.7)
Change in value used for calculating hedge ineffectiveness		(3.8)	(10.1)	(17.2)
Cash flow hedge reserve		(2.8)	(17.4)	(23.9)
Total		€ (2.8)	(17.4)	(23.9)
Changes in fair value recognized in OCI			(10.1)	17.2
Reclassified from hedging reserve to profit or loss			(0.6)	€ (2.6)
Cash Flow Hedges | Variable-rate instruments | Commodity risk
Disclosure of detailed information about hedges [line items]
Changes in fair value recognized in OCI			688.0
Reclassified from hedging reserve to profit or loss			€ (293.0)